Submission	Sep. 02, 2026
Submission [Line Items]
Central Index Key	0001936224
Registrant Name	SURF AIR MOBILITY INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES